Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Deposits	$ 4,859	$ 984
Prepayments	2,793	1,262
VAT receivable	353	325
Others	978	671
Other assets, Current	8,983	3,242
Non-current
Rental deposits	$ 109	$ 232